Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Income	$ 30,550	$ 13,608	$ 18,375
Other Comprehensive Income, net of tax expense (benefit)
Foreign currency translation adjustments	245	(159)	(208)
Unrealized gains (losses) on cash flow hedges, net of tax of $(20), $168 and $(160)	(31)	198	(194)
Unrealized losses on marketable securities, net of tax of $(10), $(26) and $(4)	(14)	(55)	(11)
Defined benefit pension and postretirement plans, net of tax of $(144), $1,339 and $(91)	(214)	2,139	(148)
Other comprehensive income (loss) attributable to Verizon	(14)	2,123	(561)
Total Comprehensive Income	30,536	15,731	17,814
Comprehensive income attributable to noncontrolling interests	449	481	496
Comprehensive income attributable to Verizon	30,087	15,250	17,318
Total comprehensive income	$ 30,536	$ 15,731	$ 17,814